Financial result and exchange gains/(losses)	12 Months Ended
Dec. 31, 2020
Financial result and exchange gains/(losses)
Financial result and exchange gains/(losses)

23.Financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Interest income	€4,517	€7,874	€1,371
Net gain on current financial assets held at fair value through profit or loss and cash equivalents	1,173	6,525	2,323
Financial income	€5,690	€14,399	€3,694

Net loss on current financial assets held at fair value through profit or loss and cash equivalents	€(6,755)	€—	€
Other financial expense	(349)	(124)	—
Financial expense	€(7,104)	€(124)	€—

Realized exchange gains/(losses)	€(400)	€(338)	€1,355
Unrealized exchange gains/(losses)	(106,556)	6,404	10,953
Exchange gains/(losses)	€(106,956)	€6,066	€12,308

The exchange losses of €107.0 million for the year ended December 31, 2020 were primarily attributable to unrealized exchange rate gains on our cash and cash equivalents and current financial assets position in USD due to the unfavorable fluctuation of the USD exchange rate over the period.